April 4, 2018

Division of Investment Management

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Capitol Series Trust (File Nos. 333-191495; 811-22895)

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Capitol Series Trust (the “Trust”) is Post-Effective Amendment No. 48 under the 1933 Act and Amendment No. 49 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (“Amendment No. 48”). The purpose of Amendment No. 48 is to make certain changes to the investment strategy of the Meritage Yield-Focus Equity Fund consistent with the change in the Fund’s primary benchmark from the Russell 3000® Value Index to the Zacks Multi-Asset Income Index which was approved by the Board of Trustees of the Trust in December 2017.

The Trust anticipates that this filing shall become effective on June 4, 2018 pursuant to Rule 485(a)(1) of the 1933 Act. At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of Amendment No. 48. The purpose of the filing will be to incorporate any comments made by the Staff on Amendment No. 48, to incorporate the audited financial highlights for each Fund, to update any other missing information and/or to file updated exhibits to the Registration Statement.

If you have any questions or would like further information, please contact me at (513) 869-4299 or Tiffany Franklin at (513) 587-3447.

Sincerely,

/s/ John C. Swhear
John C. Swhear
Secretary

Ultimus Fund Solutions, LLC | 225 Pictoria Drive, Suite 450 | Cincinnati, OH 45246 | 513.587.3400 | fax 513.587.3450

www.ultimusfundsolutions.com